Partners' Capital Changes in Issued and Outstanding Partners' Capital Units (Details)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Limited Partners' Capital Account [Line Items]
General partnership units, beginning balance	1,689,580
Limited partnership units, beginning balance	149,911,629
Partners' Capital Account, Units	151,601,209	148,107,611	140,199,105
Units issued to Boston Properties, Inc. related to Common Stock issued under the Employee Stock Purchase Plan	6,442	7,406	6,356
Units issued to Boston Properties, Inc. related to Common Stock issued under Stock Option and Incentive Plans, net	26,893	28,032	322,611
Units issued to Boston Proeprties, inc. related to Common Stock issued in exchange of OP Units	929,441	1,110,660	2,919,323
Units issued to Boston Properties, Inc. related to Common Stock issued under the at the market (ATM) stock offering program	419,116	2,347,500	4,660,216
General partnership units, ending balance	1,700,222	1,689,580
Limited partnership units, ending balance	151,282,879	149,911,629
Partners' Capital Account, Units	152,983,101	151,601,209	148,107,611
General Partner Units [Member]
Limited Partners' Capital Account [Line Items]
General partnership units, beginning balance	1,689,580	1,662,715	1,610,941
Units issued to Boston Properties, Inc. related to Common Stock issued under the Employee Stock Purchase Plan	50	57	42
Units issued to Boston Properties, Inc. related to Common Stock issued under Stock Option and Incentive Plans, net	207	216	2,112
Units issued to Boston Proeprties, inc. related to Common Stock issued in exchange of OP Units	7,158	8,541	19,112
Units issued to Boston Properties, Inc. related to Common Stock issued under the at the market (ATM) stock offering program	3,227	18,051	30,508
General partnership units, ending balance	1,700,222	1,689,580	1,662,715
Limited Partner Units [Member]
Limited Partners' Capital Account [Line Items]
Limited partnership units, beginning balance	149,911,629	146,444,896	138,588,164
Units issued to Boston Properties, Inc. related to Common Stock issued under the Employee Stock Purchase Plan	6,392	7,349	6,314
Units issued to Boston Properties, Inc. related to Common Stock issued under Stock Option and Incentive Plans, net	26,686	27,816	320,499
Units issued to Boston Proeprties, inc. related to Common Stock issued in exchange of OP Units	922,283	1,102,119	2,900,211
Units issued to Boston Properties, Inc. related to Common Stock issued under the at the market (ATM) stock offering program	415,889	2,329,449	4,629,708
Limited partnership units, ending balance	151,282,879	149,911,629	146,444,896